Non-controlling interests	12 Months Ended
Dec. 31, 2021
Interest In Other Entities [Abstract]
Non-controlling interests	Non-controlling interests:
Set out below is summarized financial information for each of our subsidiaries that have non-controlling interests. The amounts disclosed are before inter-company eliminations.

As at		Dec 31, 2021			Dec 31, 2020
	Methanex Egypt	Vessels[1]	Total	Methanex Egypt	Vessels[1]	Total
Current assets	$135,813	$8,646	$144,459	$155,339	$10,628	$165,967
Non-current assets	551,279	216,307	767,586	618,797	197,223	816,020
Current liabilities	(52,543)	(16,773)	(69,316)	(87,907)	(18,960)	(106,867)
Non-current liabilities	(105,600)	(166,119)	(271,719)	(127,144)	(174,309)	(301,453)
Net assets	528,949	42,061	571,010	559,085	14,582	573,667
Carrying amount of Methanex non-controlling interests	$250,813	$20,342	$271,155	$272,449	$19,908	$292,357

For the years ended December 31		2021			2020
	Methanex Egypt	Vessels[1]	Total	Methanex Egypt	Vessels[1]	Total
Revenue	$366,859	$37,949	$404,808	$192,575	$40,118	$232,693
Net and total comprehensive income	119,260	7,092	126,352	18,566	9,474	28,040
Net and total comprehensive income attributable to Methanex non-controlling interests	70,010	3,543	73,553	26,578	4,773	31,351
Equity contributions by non-controlling interests	$—	$—	$—	$—	$5,500	$5,500
Acquisition (disposition) of non-controlling interests	—	650	650	—	(6,714)	(6,714)
Distributions paid to non-controlling interests	$(91,646)	$(3,759)	$(95,405)	$(32,909)	$(3,546)	$(36,455)

For the years ended December 31		2021			2020
	Methanex Egypt	Vessels[1]	Total	Methanex Egypt	Vessels[1]	Total
Cash flows from operating activities	$26,049	$27,960	$54,009	$145,672	$24,951	$170,623
Cash flows from (used in) financing activities	(84,382)	1,399	(82,983)	(96,052)	(17,344)	(113,396)
Cash flows used in investing activities	$(4,563)	$(31,312)	$(35,875)	$(5,309)	$(7,788)	$(13,097)
1 Comprised of multiple ocean-going vessels controlled by Waterfront Shipping Limited through less than wholly-owned entities.